Commitments and contingencies (Details) - Other Commercial Commitments Maturity - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Total	$ 42.9	$ 29.0
Bank guarantees, letters of credit and performance bonds
Other Commitments [Line Items]
Less than 1 year	13.7
2-3 years	23.7
4-5 years	5.0
Thereafter	0.5
Total	$ 42.9	$ 29.0